DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains	$ (924,000)
Derivative Financial Instruments Assets [Member]
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains	11,500,600	$ 512,000
Derivative Financial Instruments Liabilities [Member]
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains	$ (12,424,600)	(512,000)
Interest Rate Swap
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Cash pledged to secure derivative contract obligations		$ 1,800,000